Financial Information of Subsidiaries - Summary of Financial Information on Subsidiaries, Summarized (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 1,026,401,196	$ 1,018,212,660
Total Non Current Assets	6,878,070,388	6,839,775,504
TOTAL ASSETS	7,904,471,584	7,857,988,164
Total Current Liabilities	1,045,480,165	1,041,299,852
Non-current Liabilities	3,264,716,920	3,069,404,660
Equity	3,594,274,499	3,747,283,652	$ 3,674,163,781	$ 3,786,961,657
TOTAL LIABILITIES AND EQUITY	7,904,471,584	7,857,988,164
Revenues	2,548,384,317	2,624,576,323	2,410,360,459
Raw materials and consumables used	(1,374,445,639)	(1,421,205,251)	(1,292,177,116)
Contribution Margin	1,210,956,558	1,349,629,109	1,164,984,310
Income before Taxes	(133,691,942)	377,321,122	566,330,276
Income tax expense	81,305,107	(61,227,904)	(153,482,519)
(LOSS) PROFIT	(52,386,835)	316,093,218	412,847,757
Other Comprehensive Income	119,355,961	(34,855,794)	(53,736,400)
TOTAL COMPREHENSIVE INCOME	$ 66,969,126	$ 281,237,424	$ 359,111,357
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 582,076,850	$ 289,393,933	$ 296,453,470
Total Non Current Assets	1,069,130,548	1,175,550,962	982,926,699
TOTAL ASSETS	1,651,207,398	1,464,944,895	1,279,380,169
Total Current Liabilities	394,984,535	317,248,208	450,182,594
Non-current Liabilities	355,577,789	301,769,861	63,065,351
Equity	900,645,074	845,926,826	766,132,224
TOTAL LIABILITIES AND EQUITY	1,651,207,398	1,464,944,895	1,279,380,169
Revenues	1,382,068,218	1,412,871,737	1,263,224,070
Raw materials and consumables used	(1,116,324,483)	(1,114,936,281)	(972,499,916)
Contribution Margin	(265,743,735)	(297,935,456)	(290,724,154)
Gross Operating Income	158,471,761	201,152,462	200,614,083
Operating Income	99,889,095	152,293,464	159,259,319
Financial Results	5,929,058	5,232,127	6,088,801
Income before Taxes	105,828,440	157,525,602	165,348,120
Income tax expense	(23,421,217)	(38,748,555)	(42,967,123)
(LOSS) PROFIT	82,407,223	118,777,047	122,380,997
Other Comprehensive Income	(3,032,588)	(5,268,320)	(600,422)
TOTAL COMPREHENSIVE INCOME	$ 79,374,635	$ 113,508,727	$ 121,780,574
Enel Generación Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 450,585,522	$ 583,721,624	$ 548,220,314
Total Non Current Assets	2,568,790,911	2,934,658,635	2,725,004,288
TOTAL ASSETS	3,019,376,433	3,518,380,259	3,273,224,602
Total Current Liabilities	346,738,652	449,869,095	569,928,285
Non-current Liabilities	962,018,025	1,081,712,205	938,139,970
Equity	1,710,619,756	1,986,798,959	1,765,156,347
TOTAL LIABILITIES AND EQUITY	3,019,376,433	3,518,380,259	3,273,224,602
Revenues	1,454,983,823	1,566,647,603	1,454,348,386
Raw materials and consumables used	(906,062,618)	(1,015,974,072)	(1,051,644,602)
Contribution Margin	(548,921,205)	(550,673,531)	(402,703,785)
Gross Operating Income	421,458,046	438,227,197	300,148,133
Operating Income	(355,272,815)	273,796,017	226,154,177
Financial Results	(47,019,373)	(61,735,905)	(49,980,539)
Income before Taxes	(311,920,879)	378,925,840	378,187,852
Income tax expense	154,534,331	(47,979,392)	(42,255,124)
(LOSS) PROFIT	(157,386,549)	330,946,448	335,932,728
Other Comprehensive Income	97,628,933	(51,590,095)	(101,720,204)
TOTAL COMPREHENSIVE INCOME	$ (59,757,615)	$ 279,356,353	$ 234,212,523
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 577,456,051	$ 281,307,184	$ 288,632,068
Total Non Current Assets	1,060,265,626	1,166,614,368	975,441,251
TOTAL ASSETS	1,637,721,677	1,447,921,552	1,264,073,319
Total Current Liabilities	377,127,464	293,190,807	424,550,547
Non-current Liabilities	355,408,175	301,606,886	62,721,352
Equity	905,186,038	853,123,859	776,801,421
TOTAL LIABILITIES AND EQUITY	1,637,721,677	1,447,921,552	1,264,073,320
Revenues	1,378,024,639	1,409,434,510	1,259,689,827
Raw materials and consumables used	(1,115,217,690)	(1,113,958,943)	(971,366,398)
Contribution Margin	(262,806,949)	(295,475,567)	(288,323,429)
Gross Operating Income	156,516,439	200,130,596	199,676,810
Operating Income	99,162,164	151,879,931	159,625,438
Financial Results	5,643,080	4,770,147	5,418,883
Income before Taxes	104,815,531	156,650,077	165,044,321
Income tax expense	(23,518,908)	(38,583,882)	(43,812,619)
(LOSS) PROFIT	81,296,623	118,066,195	121,231,702
Other Comprehensive Income	(3,031,870)	(5,258,044)	(598,985)
TOTAL COMPREHENSIVE INCOME	$ 78,264,753	$ 112,808,151	$ 120,632,717
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 57,648,247	$ 40,913,391	$ 51,279,432
Total Non Current Assets	165,957,367	172,823,608	179,693,183
TOTAL ASSETS	223,605,614	213,736,999	230,972,615
Total Current Liabilities	43,582,095	32,304,951	44,459,384
Non-current Liabilities	42,466,077	44,330,262	46,238,192
Equity	137,557,442	137,101,786	140,275,039
TOTAL LIABILITIES AND EQUITY	223,605,614	213,736,999	230,972,615
Revenues	162,555,069	147,472,130	162,768,188
Raw materials and consumables used	(29,660,883)	(19,725,956)	(21,539,174)
Contribution Margin	(132,894,186)	(127,746,174)	(141,229,015)
Gross Operating Income	126,117,737	121,631,813	135,558,558
Operating Income	118,664,949	114,117,571	128,068,159
Financial Results	537,780	2,230,250	224,543
Income before Taxes	119,202,729	116,442,545	128,348,399
Income tax expense	(32,100,661)	(31,554,368)	(34,669,191)
(LOSS) PROFIT	87,102,068	84,888,177	93,679,208
TOTAL COMPREHENSIVE INCOME	$ 87,102,068	$ 84,888,177	$ 93,679,208
Enel Green Power Chile Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets		$ 93,176,241
Total Non Current Assets		728,572,966
TOTAL ASSETS		821,749,207
Total Current Liabilities		148,584,958
Non-current Liabilities		26,709,820
Equity		646,454,429
TOTAL LIABILITIES AND EQUITY		821,749,207
Revenues	$ 2,643,361	17,470,331
Raw materials and consumables used		(5,891)
Contribution Margin	(2,643,361)	(17,464,440)
Gross Operating Income	656,694	2,941,543
Operating Income	443,065	1,770,750
Financial Results	(728,828)	(3,819,658)
Income before Taxes	(285,763)	4,271,982
Income tax expense	(27,623)	789,773
(LOSS) PROFIT	(313,386)	5,061,755
Other Comprehensive Income	32,849,632	47,305,179
TOTAL COMPREHENSIVE INCOME	$ 32,536,246	$ 52,366,934
Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets		$ 11,883,401	$ 16,052,462
Total Non Current Assets		268,737,935	255,481,676
TOTAL ASSETS		280,621,336	271,534,138
Total Current Liabilities		35,237,664	59,681,465
Non-current Liabilities		152,717,912	131,671,924
Equity		92,665,760	80,180,749
TOTAL LIABILITIES AND EQUITY		280,621,336	271,534,138
Revenues	$ 36,961,169	65,392,897	45,097,744
Raw materials and consumables used	(1,553,242)	(10,089,283)	(5,320,421)
Contribution Margin	(35,407,927)	(55,303,614)	(39,777,324)
Gross Operating Income	30,644,413	45,295,840	32,476,777
Operating Income	17,824,133	25,634,374	18,680,884
Financial Results	(2,975,352)	(7,544,701)	(1,954,238)
Income before Taxes	14,848,781	18,091,741	16,726,646
Income tax expense	(1,094,018)	(3,984,287)	(2,647,884)
(LOSS) PROFIT	13,754,763	14,107,454	14,078,762
Other Comprehensive Income	3,300,577	4,145,983	(3,643,974)
TOTAL COMPREHENSIVE INCOME	$ 17,055,341	$ 18,253,437	$ 10,434,788
Geotérmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 6,236,103	$ 21,392,710	$ 21,765,295
Total Non Current Assets	400,007,251	389,334,650	347,871,452
TOTAL ASSETS	406,243,354	410,727,360	369,636,747
Total Current Liabilities	47,175,660	34,868,730	20,910,840
Non-current Liabilities	322,246	316,179	293,675
Equity	358,745,448	375,542,451	348,432,232
TOTAL LIABILITIES AND EQUITY	406,243,354	410,727,360	369,636,747
Revenues	29,621,783	25,736,468	17,023,794
Raw materials and consumables used	(1,987,867)	(4,666,032)	(2,109,769)
Contribution Margin	(27,633,916)	(21,070,436)	(14,914,025)
Gross Operating Income	22,284,312	16,240,808	13,168,978
Operating Income	4,542,775	985,760	2,001,882
Financial Results	(4,106)	(2,431,778)	(3,676,151)
Income before Taxes	4,538,668	(1,446,018)	(1,674,269)
Income tax expense	(350,271)	(268,161)	454,355
(LOSS) PROFIT	4,188,397	(1,714,179)	(1,219,914)
Other Comprehensive Income	(20,985,401)	28,824,398	45,243,420
TOTAL COMPREHENSIVE INCOME	$ (16,797,004)	$ 27,110,219	$ 44,023,506
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 80,718,677	$ 75,985,899	$ 63,831,605
Total Non Current Assets	81,224,769	91,924,981	87,493,829
TOTAL ASSETS	161,943,446	167,910,880	151,325,434
Total Current Liabilities	3,322,615	3,479,000	6,173,259
Non-current Liabilities	24,923,743	25,290,284	18,876,242
Equity	133,697,088	139,141,596	126,275,934
TOTAL LIABILITIES AND EQUITY	161,943,446	167,910,880	151,325,435
Revenues	13,327,199	12,662,715	10,058,036
Raw materials and consumables used	(215,507)	(891,215)	(2,434,415)
Contribution Margin	(13,111,692)	(11,771,500)	(7,623,621)
Gross Operating Income	10,119,202	8,846,598	5,310,400
Operating Income	2,877,967	1,956,884	1,014,857
Financial Results	569,821	1,076,843	1,312,902
Income before Taxes	3,447,787	3,033,727	2,327,759
Income tax expense	(1,028,866)	(812,645)	(613,097)
(LOSS) PROFIT	2,418,922	2,221,082	1,714,661
Other Comprehensive Income	(7,863,429)	10,644,581	16,552,523
TOTAL COMPREHENSIVE INCOME	$ (5,444,508)	$ 12,865,663	$ 18,267,184
Enel Green Power Del Sur S p A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 48,915,258	$ 190,106,543	$ 162,710,963
Total Non Current Assets	1,536,057,410	732,488,168	669,741,595
TOTAL ASSETS	1,584,972,668	922,594,711	832,452,558
Total Current Liabilities	337,590,586	54,033,958	113,123,832
Non-current Liabilities	542,949,053	534,433,995	125,240,940
Equity	704,433,029	334,126,758	594,087,786
TOTAL LIABILITIES AND EQUITY	1,584,972,668	922,594,711	832,452,558
Revenues	176,960,820	144,036,603	12,831,131
Raw materials and consumables used	(30,028,125)	(25,778,573)	(15,655)
Contribution Margin	(146,932,695)	(118,258,030)	(12,815,476)
Gross Operating Income	119,153,489	99,202,697	2,521,606
Operating Income	72,729,793	66,657,147	1,702,927
Financial Results	(24,394,047)	(23,438,689)	(5,337,680)
Income before Taxes	48,335,747	43,218,457	71,323,446
Income tax expense	(14,300,689)	(9,496,203)	1,601,922
(LOSS) PROFIT	34,035,057	33,722,254	72,925,368
Other Comprehensive Income	(61,492,284)	25,195,173	71,701,018
TOTAL COMPREHENSIVE INCOME	$ (27,457,227)	$ 58,917,427	$ 144,626,386
Almeyda Solar Spa [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 16,915,219
Total Non Current Assets	461,620,519
TOTAL ASSETS	478,535,738
Total Current Liabilities	204,561,234
Non-current Liabilities	72,286,638
Equity	201,687,866
TOTAL LIABILITIES AND EQUITY	478,535,738
Revenues	52,290,734
Raw materials and consumables used	(2,463,593)
Contribution Margin	(49,827,141)
Gross Operating Income	41,553,826
Operating Income	24,434,638
Financial Results	(7,386,090)
Income before Taxes	17,048,548
Income tax expense	(4,556,211)
(LOSS) PROFIT	12,492,337
Other Comprehensive Income	(21,883,149)
TOTAL COMPREHENSIVE INCOME	$ (9,390,812)
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 139,617,642	$ 371,759,514	$ 344,469,181
Total Non Current Assets	2,097,626,417	1,775,791,317	1,628,444,820
TOTAL ASSETS	2,237,244,059	2,147,550,831	1,972,914,001
Total Current Liabilities	579,459,760	377,911,553	334,639,971
Non-current Liabilities	644,053,803	773,916,901	768,719,376
Equity	1,013,730,496	995,722,377	869,554,654
TOTAL LIABILITIES AND EQUITY	2,237,244,059	2,147,550,831	1,972,914,001
Revenues	297,348,087	273,239,617	183,008,879
Raw materials and consumables used	(12,123,965)	(26,298,083)	(22,330,367)
Contribution Margin	(285,224,122)	(246,941,534)	(160,678,512)
Gross Operating Income	241,778,194	204,174,344	131,378,740
Operating Income	140,591,339	115,016,205	69,236,957
Financial Results	(33,609,299)	(42,962,825)	(38,674,306)
Income before Taxes	106,911,680	71,875,897	30,471,438
Income tax expense	(25,014,045)	(16,890,333)	(8,837,176)
(LOSS) PROFIT	81,897,635	54,985,564	21,634,262
Other Comprehensive Income	(63,316,482)	122,991,836	173,923,954
TOTAL COMPREHENSIVE INCOME	$ 18,581,153	$ 177,977,400	$ 195,558,216
Enel Green Power del Sur Spa.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Total Current Assets			$ 129,849,852
Total Non Current Assets			655,431,547
TOTAL ASSETS			785,281,399
Total Current Liabilities			44,078,091
Non-current Liabilities			467,399,245
Equity			273,804,063
TOTAL LIABILITIES AND EQUITY			785,281,399
Revenues			94,473,391
Raw materials and consumables used			(21,024,045)
Contribution Margin			(73,449,347)
Gross Operating Income			60,053,812
Operating Income			37,537,228
Financial Results			(24,991,814)
Income before Taxes			12,545,413
Income tax expense			(3,455,173)
(LOSS) PROFIT			9,090,240
Other Comprehensive Income			34,497,623
TOTAL COMPREHENSIVE INCOME			$ 43,587,863
Grupo Enel Generación Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 465,808,355	$ 591,085,044	$ 672,467,353
Total Non Current Assets	2,625,152,610	2,996,113,733	2,996,760,726
TOTAL ASSETS	3,090,960,965	3,587,198,777	3,669,228,079
Total Current Liabilities	347,895,331	488,183,716	593,881,208
Non-current Liabilities	1,003,735,347	1,125,160,667	1,077,855,824
Equity	1,739,330,287	1,973,854,394	1,997,491,047
TOTAL LIABILITIES AND EQUITY	3,090,960,965	3,587,198,777	3,669,228,079
Revenues	1,490,102,269	1,638,374,434	1,529,364,081
Raw materials and consumables used	(811,503,735)	(834,936,802)	(818,284,050)
Contribution Margin	(678,598,534)	(803,437,632)	(711,080,031)
Gross Operating Income	547,442,737	669,742,608	582,249,559
Operating Income	(236,607,867)	280,918,860	464,383,396
Financial Results	(46,481,593)	(58,362,079)	(47,947,351)
Income before Taxes	(271,116,321)	224,783,599	423,152,001
Income tax expense	122,433,670	(23,457,536)	(104,946,765)
(LOSS) PROFIT	(148,682,651)	201,326,063	318,205,236
Other Comprehensive Income	97,437,499	(55,986,126)	(106,994,091)
TOTAL COMPREHENSIVE INCOME	$ (51,245,152)	$ 145,339,937	$ 211,211,145
Grupo Gas Atacama Chile S A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Consolidated	Consolidated
Total Current Assets			$ 154,726,337
Total Non Current Assets			601,914,918
TOTAL ASSETS			756,641,255
Total Current Liabilities			61,155,091
Non-current Liabilities			94,466,222
Equity			601,019,942
TOTAL LIABILITIES AND EQUITY			756,641,255
Revenues		$ 186,194,326	271,433,789
Raw materials and consumables used		(54,061,747)	(94,746,408)
Contribution Margin		(132,132,579)	(176,687,381)
Gross Operating Income		110,016,642	146,123,452
Operating Income		(107,102,417)	109,465,013
Financial Results		1,143,576	1,808,644
Income before Taxes		(103,917,448)	115,039,230
Income tax expense		56,076,224	(27,946,019)
(LOSS) PROFIT		(47,841,224)	87,093,211
Other Comprehensive Income		(4,396,031)	(5,273,886)
TOTAL COMPREHENSIVE INCOME		$ (52,237,255)	$ 81,819,325